Leases (Tables)	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Schedule of Operating Leases

The following table outlines the details:

	Lease 1	Lease 2
Initial Lease Term	December 2017 to December 2021	November 2018 to November 2023
Renewal Term	January 2021 to December 2024	November 2023 to November 2028
Initial Recognition of Right to use assets at January 1, 2019	$534,140	$313,301
Incremental Borrowing Rate	10%	10%

Schedule of Future Minimum Payments for Operating Lease Liabilities

The table below reconciles the fixed component of the undiscounted cash flows for each of the first five years and the total remaining years to the operating lease liabilities recorded in the Consolidated Balance Sheet as of June 30, 2019

Amounts due within twelve months of June 30
2019	$158,366
2020	163,102
2021	167,984
2022	173,038
2023	178,237
Thereafter	305,012
Total minimum lease payments	1,145,739
Less: effect of discounting	(334,574)
Present value of future minimum lease payments	811,165
Less: current obligations under leases	80,832
Long-term lease obligations	$730,333